Label	Element	Value
Proceeds from exercise of stock options	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	$ 16,650
Proceeds from private placement of common stock	us-gaap_StockIssuedDuringPeriodValueNewIssues	470,000
Stock-based compensation	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	330,451
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	20,000
Common Stock Subscribed [Member]
Proceeds from exercise of stock options	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised
Issuance of common stock in business acquisition	us-gaap_StockIssuedDuringPeriodValueAcquisitions
Proceeds from private placement of common stock	us-gaap_StockIssuedDuringPeriodValueNewIssues	(1,030,000)
Net income	us-gaap_NetIncomeLoss
Stock-based compensation	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation
Retained Earnings [Member]
Proceeds from exercise of stock options	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised
Issuance of common stock in business acquisition	us-gaap_StockIssuedDuringPeriodValueAcquisitions
Proceeds from private placement of common stock	us-gaap_StockIssuedDuringPeriodValueNewIssues
Net income	us-gaap_NetIncomeLoss	(507,013)
Stock-based compensation	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation
Common Stock [Member]
Proceeds from exercise of stock options	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	150
Issuance of common stock in business acquisition	us-gaap_StockIssuedDuringPeriodValueAcquisitions	25,000
Proceeds from private placement of common stock	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 9,375
Proceeds from exercise of stock option, shares	us-gaap_StockIssuedDuringPeriodSharesStockOptionsExercised	15,000
Net income	us-gaap_NetIncomeLoss
Stock-based compensation	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue
Proceeds from private placement of common stock, shares	us-gaap_StockIssuedDuringPeriodSharesNewIssues	937,500
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	$ 91
Issuance of common stock for employee services, shares	us-gaap_StockIssuedDuringPeriodSharesShareBasedCompensation	9,095
Issuance of common stock in business acquisition, shares	us-gaap_StockIssuedDuringPeriodSharesAcquisitions	2,500,000
Additional Paid-in Capital [Member]
Proceeds from exercise of stock options	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	$ 16,500
Issuance of common stock in business acquisition	us-gaap_StockIssuedDuringPeriodValueAcquisitions	4,800,000
Proceeds from private placement of common stock	us-gaap_StockIssuedDuringPeriodValueNewIssues	1,490,625
Net income	us-gaap_NetIncomeLoss
Stock-based compensation	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	330,451
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensation	$ 19,909